Right of use assets (Details)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)
Right Of Use Assets, Gross	$ 3,694,049		$ 3,074,207
Accumulated Amortization	1,750,797		1,082,435
Right Of Use Assets	1,943,252	$ 1,943,252	1,991,772	$ 1,991,772
Office Building [Member]
Right Of Use Assets, Gross	1,805,447		1,799,626
Right Of Use Assets	1,141,075		1,384,067
Accumulated Amortization	664,372		415,559
Aircraft
Right Of Use Assets, Gross	1,870,808		1,256,787
Accumulated Amortization	1,073,365		658,562
Right Of Use Assets	797,443		598,225
Printer
Right Of Use Assets, Gross	17,794		17,794
Accumulated Amortization	13,060		8,314
Right Of Use Assets	$ 4,734		$ 9,480